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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

Paul B. Goucher, Esq.

Columbia Management Investment Advisers, LLC

100 Park Avenue

New York, New York 10017

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

COLUMBIA ACORN® FUND

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2016

Number of Shares		Value
Equities: 98.7%
Information 28.2%
	> Business Software 7.5%
1,138,317	Ansys (a)	$101,833,839
	Simulation Software for Engineers & Designers
524,073	Ultimate Software (a)	101,408,126
	Human Capital Management Systems
3,476,086	Cadence Design Systems (a)	81,966,131
	Electronic Design Automation Software
892,000	Manhattan Associates (a)	50,728,040
	Supply Chain Management Software & Services
1,849,000	Cvent (a)	39,568,600
	Software for Corporate Event Planners & Marketing Platform for Hotels
459,465	NetSuite (a)	31,468,758
	Enterprise Software Delivered via the Web
611,961	DemandWare (a)	23,927,675
	E-Commerce Website Platform for Retailers & Apparel Manufacturers
499,178	SPS Commerce (a)	21,434,703
	Supply Chain Management Software Delivered via the Web
1,136,747	Textura (a)(b)	21,177,597
	Construction Vendor Management Software
		473,513,469
	> Computer Services 4.2%
2,290,000	Booz Allen Hamilton	69,341,200
	IT Consulting for U.S. Government
566,000	Gartner (a)	50,572,100
	IT Research & Consulting Services
1,642,586	WNS - ADR (a)	50,328,835
	Offshore Business Process Outsourcing Services
1,418,272	Genpact (a)	38,562,816
	Business Process Outsourcing
629,558	ExlService Holdings (a)	32,611,104
	Business Process Outsourcing
691,671	Virtusa (a)	25,909,996
	Offshore IT Outsourcing
		267,326,051
	> Financial Processors 2.5%
1,567,000	Vantiv (a)	84,429,960
	Credit Card Processor
1,261,683	CoreLogic (a)	43,780,400
	Data Processing Services for Real Estate, Insurance & Mortgages
468,625	Global Payments	30,601,213
	Credit Card Processor
		158,811,573
	> Business Information & Marketing Services 2.5%
319,000	Factset Research Systems	48,338,070
	Securities Data Purveyor
483,363	Verisk Analytics (a)	38,630,371
	Risk & Decision Analytics
2,370,162	Navigant Consulting (a)(c)	37,472,261
	Financial Consulting Firm
3,729,361	Bankrate (a)	34,198,240
	Internet Advertising for Credit Cards, Banking/Mortgages/ Loans & Senior Living
		158,638,942
	> Instrumentation 2.3%
170,447	Mettler-Toledo International (a)	58,763,308
	Laboratory Equipment
1,582,634	FLIR Systems	52,147,790
	Infrared Cameras
392,226	IPG Photonics (a)	37,685,074
	Fiber Lasers
		148,596,172
	> Internet Related 1.6%
782,885	Verisign (a)	69,316,638
	Internet Domain Registry for .COM/.NET
7,493,505	Vonage (a)	34,245,318
	Business & Consumer Internet Telephony
		103,561,956
	> Mobile Communications 1.6%
550,215	Crown Castle International	47,593,597
	Communications Towers
2,512,994	Global Eagle Entertainment (a)	21,410,709
	Provider of Entertainment & Wi-Fi on Airplanes
185,000	SBA Communications (a)	18,531,450
	Communications Towers
1,264,104	Gogo (a)(b)	13,917,785
	Provider of Wi-Fi on Airplanes
		101,453,541
	> Semiconductors & Related Equipment 1.3%
795,500	MA-COM Technology Solutions Holdings (a)	34,834,945
	Radio Frequency, Microwave & Millimeterwave Semiconductors
247,161	Littelfuse	30,427,991
	Little Fuses
298,243	Monolithic Power Systems	18,980,184
	High Performance Analog & Mixed Signal Integrated Circuits
		84,243,120
	> Computer Hardware & Related Equipment 1.2%
973,208	Amphenol	56,270,887
	Electronic Connectors
356,373	Rogers (a)	21,336,051
	Printed Circuit Materials & High Performance Foams
		77,606,938

Number of Shares		Value
	> Telephone & Data Services 1.0%
1,455,841	GTT Communications (a)	$24,079,610
	Provider of High Capacity Data Transit
2,727,319	Boingo Wireless (a)(c)	21,054,903
	Wi-Fi & Cellular Communications Networks
626,192	Zayo Group Holdings (a)	15,178,894
	Fiber Optic Data Communications
		60,313,407
	> Telecommunications Equipment 0.9%
411,935	F5 Networks (a)	43,603,320
	Internet Traffic Management Equipment
829,420	CalAmp (a)	14,871,500
	Machine-to-machine Communications
		58,474,820
	> Electronics Distribution 0.8%
1,233,000	CDW	51,169,500
	Value Added Reseller of IT Products & Services

	> Advertising 0.4%
427,214	Lamar Advertising	26,273,661
	Outdoor Advertising

	> Cable TV 0.4%
951,000	Starz (a)	25,039,830
	Premium CATV channel network
Information: Total		1,795,022,980

Industrial Goods & Services 20.3%
	> Machinery 7.5%
2,619,091	Donaldson	83,575,194
	Industrial Air Filtration
891,230	Toro	76,752,728
	Turf Maintenance Equipment
537,743	Middleby (a)	57,414,820
	Manufacturer of Cooking Equipment
1,077,776	Ametek	53,867,244
	Aerospace/Industrial Instruments
1,085,754	HEICO	51,681,890
	FAA-approved Aircraft Replacement Parts
1,178,508	Generac (a)	43,887,638
	Standby Power Generators
1,023,931	Oshkosh Corporation	41,848,060
	Specialty Truck Manufacturer
326,681	WABCO Holdings (a)	34,928,733
	Truck & Bus Component Supplier
409,747	Nordson	31,157,162
	Dispensing Systems for Adhesives & Coatings
		475,113,469
	> Other Industrial Services 6.3%
2,874,000	Expeditors International of Washington	140,279,940
	International Freight Forwarder
2,172,804	Robert Half International	101,209,210
	Temporary & Permanent Staffing in Finance, Accounting & other Professions
2,039,347	LKQ (a)	65,116,350
	Alternative Auto Parts Distribution
636,000	Manpower	51,783,120
	Global Temporary Staffing Provider
953,378	Forward Air	43,207,091
	Freight Transportation Between Airports
		401,595,711
	> Industrial Materials & Specialty Chemicals 2.7%
872,634	Drew Industries	56,249,987
	RV & Manufactured Home Components
734,000	Celanese	48,077,000
	Commodity & Specialty Chemicals Provider
1,172,000	Axalta Coating Systems (a)	34,222,400
	Leading Global Manufacturer of High Performance Coatings
260,000	International Flavors & Fragrances	29,580,200
	Flavors & Fragrances
		168,129,587
	> Construction 1.6%
46,070	NVR (a)	79,811,668
	Homebuilder
2,269,946	PGT (a)	22,336,269
	Wind Resistant Windows & Doors
		102,147,937
	> Electrical Components 1.1%
329,000	Acuity Brands	71,768,060
	Commercial Lighting Fixtures

	> Waste Management 1.1%
548,000	Stericycle (a)	69,152,120
	Medical Waste Disposal
Industrial Goods & Services: Total		1,287,906,884

Health Care 16.1%
	> Medical Supplies 4.4%
3,255,114	VWR (a)	88,083,385
	Distributor of Lab Supplies
1,953,970	Cepheid (a)	65,184,439
	Molecular Diagnostics
606,405	Bio-Techne	57,317,401
	Maker of Consumables & Systems for the Life Science Market
791,444	Dentsply Sirona	48,776,694
	Leading Dental Supplies Manufacturer
1,806,125	Fluidigm (a)(b)(c)	14,575,429
	Life Sciences Equipment & Consumables
70,767	West Pharmaceutical Services	4,905,568
	Components & Systems for Injectable Drug Delivery
		278,842,916

Number of Shares		Value
	> Medical Equipment & Devices 3.9%
2,461,778	Align Technology (a)	$178,946,643
	Invisalign System to Correct Malocclusion (Crooked Teeth)
927,000	IDEXX Laboratories (a)	72,602,640
	Diagnostic Equipment & Services for Veterinarians
		251,549,283
	> Health Care Services 3.9%
1,216,000	Quintiles Transnational Holdings (a)	79,161,600
	Contract Research Organization
2,059,989	HealthSouth	77,517,386
	Inpatient Rehabilitation Facilities & Home Health Care
1,197,495	Medidata Solutions (a)	46,355,031
	Cloud-based Software for Drug Studies
661,000	Mednax (a)	42,713,820
	Physician Management for Pediatric & Anesthesia Practices
		245,747,837
	> Biotechnology & Drug Delivery 3.3%
1,569,000	Medivation (a)	72,142,620
	Development & Marketing of Cancer Drugs
700,940	Ultragenyx Pharmaceutical (a)	44,376,511
	Biotech Focused on “Ultra-Orphan” Drugs
1,140,477	Seattle Genetics (a)	40,019,338
	Antibody-based Therapies for Cancer
139,937	Intercept Pharmaceuticals (a)(b)	17,977,706
	Biotech Developing Drugs for Several Diseases
754,526	Sarepta Therapeutics (a)	14,728,348
	Biotech Focused on Rare Diseases
284,060	Agios Pharmaceuticals (a)(b)	11,532,836
	Biotech Focused on Cancer & Orphan Diseases
2,640,414	Celldex Therapeutics (a)(b)	9,980,765
	Biotech Developing Drugs for Cancer
359,944	MicroDose Therapeutx (a)(d)(e)(f)	—
	Drug Inhaler Development
		210,758,124
	> Pharmaceuticals 0.6%
1,518,879	Akorn (a)	35,739,223
	Developer, Manufacturer & Distributor of Specialty Generic Drugs
Health Care: Total		1,022,637,383

Consumer Goods & Services 15.8%
	> Restaurants 3.1%
919,506	Papa John’s International	49,828,030
	Franchisor of Pizza Restaurants
370,216	Domino’s Pizza	48,816,682
	Franchisor of Pizza Restaurants
1,453,484	Fiesta Restaurant Group (a)(c)	47,645,205
	Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana
534,835	Popeyes Louisiana Kitchen (a)	27,843,510
	Popeyes Restaurants
467,892	Dunkin Brands	22,070,466
	Franchisor of Quick Service Restaurants
		196,203,893
	> Retail 3.0%
359,000	Ulta Salon Cosmetics & Fragrance (a)	69,552,660
	Specialty Beauty Product Retailer
1,242,873	Williams-Sonoma	68,034,868
	Home Goods & Furnishing Retailer
784,000	Cato	30,223,200
	Women’s Apparel Retailing, Focusing on Private Labels & Low Prices
620,000	Five Below (a)	25,630,800
	Low-price Specialty Retailer Targeting Pre-teens, Teens & Parents
		193,441,528
	> Travel 3.0%
746,138	Vail Resorts	99,758,651
	Ski Resort Operator & Developer
1,007,751	Choice Hotels	54,468,942
	Franchisor of Budget Hotel Brands
1,617,678	Liberty TripAdvisor Holdings Class A (a)	35,847,744
	Holding Company for Trip Advisor
		190,075,337
	> Other Durable Goods 2.5%
3,647,910	Gentex	57,235,708
	Manufacturer of Auto Parts
939,825	Tenneco (a)	48,410,386
	Auto Parts for Emission Control, Suspension
287,798	Cavco Industries (a)	26,897,601
	Manufactured Homes
1,255,859	Select Comfort (a)	24,351,106
	Specialty Mattresses
		156,894,801
	> Leisure Products 1.5%
973,600	Polaris Industries	95,880,128
	Leisure Vehicles & Related Products

	> Other Consumer Services 1.1%
3,599,977	Quotient Technology (a)(b)	38,159,756
	Allows CPGs to Digitally Distribute Coupons, Advertising & Trade Promotion
1,175,000	Rollins	31,866,040
	Pest Control & Wildlife Removal Services
		70,025,756
	> Nondurables 0.6%
2,964,000	HRG Group (a)	41,288,520
	Holding Company

Number of Shares		Value
	> Consumer Electronics 0.6%
1,003,000	iRobot (a)	$35,405,900
	Home Robots (Vacuums, Pool Cleaners) & Battlefield Reconnaissance Robots

	> Apparel 0.4%
319,000	Under Armour (a)	27,060,770
	Athletic Apparel, Footwear & Accessories
Consumer Goods & Services: Total		1,006,276,633

Finance 8.1%
	> Brokerage & Money Management 3.2%
1,851,021	Eaton Vance	62,046,224
	Specialty Mutual Funds
332,000	Affiliated Managers Group (a)	53,916,800
	Asset Manager Holding Company
1,075,849	SEI Investments	46,315,299
	Mutual Fund Administration & Investment Management
1,036,000	Lazard	40,196,800
	Corporate Advisory & Asset Management
		202,475,123
	> Banks 2.2%
936,224	BOK Financial	51,136,555
	Tulsa-based Southwest Bank
923,074	MB Financial	29,953,751
	Chicago Bank
1,651,174	Associated Banc-Corp	29,622,062
	Midwest Bank
264,495	SVB Financial Group (a)	26,991,715
	Bank to Venture Capitalists
		137,704,083
	> Insurance 1.0%
2,245,695	CNO Financial Group	40,242,854
	Life, Long-term Care & Medical Supplement Insurance
737,341	Allied World Assurance Company Holdings	25,762,695
	Commercial Lines Insurance/ Reinsurance
		66,005,549
	> Specialized Finance 1.0%
963,000	CBOE Holdings	62,912,790
	Marketplace for Trading Options & Futures

	> Savings & Loans 0.7%
346,000	Signature Bank (a)	47,097,520
	New York City Metro Area Bank
Finance: Total		516,195,065

Other Industries 7.9%
	> Real Estate 6.1%
2,349,545	EdR	97,741,072
	Student Housing
820,057	Jones Lang LaSalle	96,209,087
	Real Estate Services
602,013	Extra Space Storage	56,264,135
	Self Storage Facilities
145,898	Amerco	52,130,814
	North American Moving & Storage King
328,308	Federal Realty	51,232,464
	Shopping Centers & Mixed Use Projects
1,548,707	Terreno Realty	36,317,179
	Industrial Properties
		389,894,751
	> Transportation 1.8%
636,000	Old Dominion Freight Lines (a)	44,278,320
	LTL Trucker
2,152,113	Heartland Express	39,921,696
	Regional Trucker
362,731	JB Hunt Transport Services	30,556,460
	Truck & Intermodal Carrier
		114,756,476
Other Industries: Total		504,651,227

Energy & Minerals 2.3%
	> Oil & Gas Producers 1.7%
462,000	Diamondback Energy (a)	35,657,160
	Oil & Gas Producer in Texas
318,103	Cimarex Energy	30,941,879
	Oil & Gas Producer in Texas, New Mexico & Oklahoma
376,730	PDC Energy (a)	22,396,598
	Oil & Gas Producer in the United States
668,313	Carrizo Oil & Gas (a)	20,664,238
	Oil & Gas Producer
		109,659,875
	> Oil Services 0.5%
1,362,854	ShawCor (Canada)	29,623,383
	Oil & Gas Pipeline Products

	> Agricultural Commodities 0.1%
1,306,818	Union Agriculture Group (Uruguay) (a)(d)(e)	4,665,340
	Farmland Operator in Uruguay
Energy & Minerals: Total		143,948,598

Total Equities: 98.7% (Cost: $4,357,811,338)		6,276,638,770	(g)

Short-Term Investments 0.5%
27,577,253	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.25%)	27,577,253
Total Short-Term Investments: 0.5% (Cost: $27,577,253)		27,577,253

Number of Shares		Value
Securities Lending Collateral 0.5%
33,807,275	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.20%) (h)	$33,807,275
Total Securities Lending Collateral: 0.5% (Cost: $33,807,275)		33,807,275

Total Investments: 99.7% (Cost: $4,419,195,866)(i)		6,338,023,298	(j)

Obligation to Return Collateral for Securities Loaned: (0.5)%		(33,807,275)

Cash and Other Assets Less Liabilities: 0.8%		54,539,039

Net Assets: 100.0%		$6,358,755,062

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)       Non-income producing security.

(b)       All or a portion of this security was on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $33,934,861.

(c)        An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2016, are as follows:

Security	Balance of Shares Held 12/31/15	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/16	Value	Dividend
Fiesta Restaurant Group	1,453,484	—	—	1,453,484	$47,645,205	$—
Quotient Technology Inc. (1)	4,634,954	—	1,034,977	3,599,977	38,159,756	—
Navigant Consulting	2,370,162	—	—	2,370,162	37,472,261	—
Vonage (1)	13,576,409	—	6,082,904	7,493,505	34,245,318	—
Bankrate (1)	7,126,562	—	3,397,201	3,729,361	34,198,240	—
Boingo Wireless	2,727,319	—	—	2,727,319	21,054,903	—
Fluidigm	879,013	927,112	—	1,806,125	14,575,429	—
Gaiam (1)	1,893,824	—	1,893,824	—	—	—
Hackett Group (1)	1,899,313	—	1,899,313	—	—	—
Kirkland Lake Gold (1)	5,119,843	—	5,119,843	—	—	—
ShaMaran Petroleum (1)	90,046,000	—	90,046,000	—	—	—
Total of Affiliated Transactions	131,726,883	927,112	109,474,062	23,179,933	$227,351,112	$—

(1) At March 31, 2016, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2016, was $113,103,333 and $120,747,798, respectively. Investments in affiliated companies represented 1.90% of the Fund’s total net assets at March 31, 2016.

(d)       Illiquid security.

(e)        Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2016, the market value of these securities amounted to $4,665,340, which represented 0.07% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,306,818	$15,000,000	$4,665,340
MicroDose Therapeutx Contingent Value Rights	8/14/13	359,944	—	—
			$15,000,000	$4,665,340

> Notes to Statement of Investments

(f)         Security has no value.

(g)        On March 31, 2016, the market value of foreign securities represented 0.54% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Canada	$29,623,383	0.47
Uruguay	4,665,340	0.07
Total Foreign Portfolio	$34,288,723	0.54

(h)       Investment made with cash collateral received from securities lending activity.

(i)           At March 31, 2016, for federal income tax purposes, the cost of investments was approximately $4,419,195,866 and net unrealized appreciation was $1,918,827,432 consisting of gross unrealized appreciation of $2,114,989,738 and gross unrealized depreciation of $196,162,306.

(j)          Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                       Level 1 - quoted prices in active markets for identical securities

•                       Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                       Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of March 31, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Equities
Information	$1,795,022,980	$—	$—		$1,795,022,980
Industrial Goods & Services	1,287,906,884	—	—		1,287,906,884
Health Care	1,022,637,383	—	0	(a)	1,022,637,383
Consumer Goods & Services	1,006,276,633	—	—		1,006,276,633
Finance	516,195,065	—	—		516,195,065
Other Industries	504,651,227	—	—		504,651,227
Energy & Minerals	139,283,258	—	4,665,340		143,948,598
Total Equities	6,271,973,430	—	4,665,340		6,276,638,770
Total Short-Term Investments	27,577,253	—	—		27,577,253
Total Securities Lending Collateral	33,807,275	—	—		33,807,275
Total Investments	$6,333,357,958	$—	$4,665,340		$6,338,023,298

(a) Rounds to zero.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Certain securities classified as Level 3 are valued by the Committee at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA ACORN INTERNATIONAL®

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2016

Number of Shares		Value
Equities: 95.3%
Europe 44.8%
	> United Kingdom 13.3%
1,746,181	Rightmove	$105,609,820
	Internet Real Estate Listings
1,253,571	Spirax Sarco	65,536,029
	Steam Systems for Manufacturing & Process Industries
13,812,000	Regus	62,825,280
	Rental of Office Space in Full Service Business Center
4,723,313	Shaftesbury	61,800,915
	London Prime Retail REIT
4,399,000	Halma	57,589,119
	Health & Safety Sensor Technology
2,097,000	WH Smith	54,754,789
	Newsprint, Books & General Stationery Retailer
3,560,000	Domino’s Pizza UK & Ireland	51,539,516
	Pizza Delivery in the UK, Ireland & Switzerland
657,000	Next	50,955,249
	Clothes & Home Retailer in the UK
3,000,000	Smith & Nephew	49,464,423
	Medical Equipment & Supplies
1,125,000	Croda International	49,103,565
	Oleochemicals & Industrial Chemicals
16,251,000	Rentokil Initial	41,265,979
	Pest Control, Washroom & Workwear Service Provider
6,314,852	Halfords	35,925,086
	UK Retailer of Leisure Goods & Auto Parts
5,965,000	DS Smith	34,954,284
	Packaging
8,388,000	Ocado (a)(b)	34,949,097
	Online Grocery Retailer
4,033,732	Abcam	34,181,322
	Online Sales of Antibodies
1,377,000	easyJet	30,041,493
	European Low Cost Airline
1,416,057	Polypipe	6,491,924
	Manufacturer of Plastic Piping & Fittings
1,078,904	PureCircle (a)(b)	5,876,763
	Natural Sweeteners
		832,864,653
	> Germany 6.4%
2,380,000	Wirecard (b)	90,183,111
	Online Payment Processing & Risk Management
691,000	MTU Aero Engines	66,276,280
	Airplane Engine Components & Services
1,067,000	NORMA Group	59,772,067
	Clamps for Automotive & Industrial Applications
1,660,000	Zalando (a)	54,495,160
	Online Platform for Apparel Sales
8,700,000	Telefonica Deutschland	47,132,606
	Mobile & Fixed-line Communications in Germany
610,000	Fielmann	46,297,729
	Retail Optician Chain
60,300	Rational	32,228,634
	Commercial Ovens
		396,385,587
	> Sweden 6.1%
4,744,000	Trelleborg	93,848,600
	Manufacturer of Sealing, Dampening & Protective Solutions for Industry
7,587,376	Unibet	86,124,066
	European Online Gaming Operator
2,055,208	Hexagon	79,998,242
	Design, Measurement & Visualization Software & Equipment
850,000	Millicom International Cellular	46,456,441
	Telecoms Operator in Latin America & Africa
2,117,652	Sweco	34,797,496
	Engineering Consultants
916,000	Mekonomen	22,679,272
	Nordic Integrated Wholesaler/ Retailer of Automotive Parts & Service
849,000	Recipharm (b)	15,896,037
	Contract Development Manufacturing Organization
		379,800,154
	> Switzerland 4.6%
249,500	Partners Group	100,287,817
	Private Markets Asset Management
228,300	Geberit	85,308,294
	Plumbing Systems
29,100	Givaudan	57,077,219
	Fragrances & Flavors
310,000	Actelion	46,328,324
	Swiss Orphan Drug Company
		289,001,654
	> Denmark 4.2%
2,908,544	Novozymes	130,759,006
	Industrial Enzymes
700,000	William Demant Holding (a)	70,390,166
	Manufacture & Distribution of Hearing Aids & Diagnostic Equipment
1,300,063	SimCorp	59,995,272
	Software for Investment Managers
		261,144,444
	> Spain 3.1%
11,975,000	Distribuidora Internacional de Alimentación	62,217,915
	Discount Retailer in Spain & Latin America
10,692,000	Prosegur	60,223,802
	Security Guards
627,000	Viscofan	37,563,836
	Sausage Casings Maker
975,553	Bolsas y Mercados Españoles	31,470,812
	Spanish Stock Markets
		191,476,365

Number of Shares		Value
	> France 2.9%
906,000	Legrand	$50,768,504
	Electrical Components
1,496,610	Eutelsat	48,347,949
	Fixed Satellite Services
2,023,000	Elior Group	44,358,987
	Contract Caterer & Travel Concessionary
99,000	Eurofins Scientific	36,313,398
	Food, Pharmaceuticals & Materials Screening & Testing
		179,788,838
	> Netherlands 2.8%
2,103,770	Aalberts Industries	72,989,385
	Flow Control & Heat Treatment
756,000	Gemalto (b)	55,890,589
	Digital Security Solutions
606,900	ASM International	27,185,130
	Semiconductor Manufacturing Equipment Provider
870,217	Brunel (b)	18,324,016
	Temporary Specialist & Energy Staffing
		174,389,120
	> Finland 0.8%
1,387,000	Konecranes (b)	33,112,042
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
842,036	Tikkurila	15,292,116
	Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe
		48,404,158
	> Italy 0.5%
8,693,952	Hera	25,978,614
	Northern Italian Utility
48,500	Brembo	2,508,301
	Original Equipment, Racing & Aftermarket Brakes for the Automotive Industry
		28,486,915
	> Norway 0.1%
979,106	Atea	9,347,695
	Nordic IT Hardware/Software Reseller & Integrator

	> Kazakhstan —%
233,780	Halyk Savings Bank of Kazakhstan - GDR	981,876
	Retail Bank & Insurer in Kazakhstan
Europe: Total		2,792,071,459

Asia 37.6%
	> Japan 21.4%
2,132,400	Recruit Holdings	65,018,313
	Recruitment & Media Services
1,247,800	FamilyMart	64,805,070
	Convenience Store Operator
4,080,000	Aeon Mall	60,364,362
	Suburban Shopping Mall Developer, Owner & Operator
1,640,000	Glory	55,701,927
	Currency Handling Systems & Related Equipment
2,355,700	Bandai Namco	51,350,525
	Branded Toys & Related Content
2,900,000	Suruga Bank	50,890,672
	Regional Bank
964,900	Ezaki Glico	49,424,834
	Confectionary, Ice Cream & Dairy Products
3,600,000	Ushio	47,791,119
	Industrial Light Sources
10,700,000	Seven Bank	45,668,393
	ATM Processing Services
18,600	Japan Retail Fund	44,657,732
	Retail REIT in Japan
551,700	Hikari Tsushin	41,984,156
	Office IT/Mobiles/Insurance Distribution
1,776,000	Aeon Financial Service	41,811,122
	Diversified Consumer-related Finance Company in Japan
742,000	Otsuka	39,141,399
	One-stop IT Services & Office Supplies Provider
450,000	Hoshizaki Electric	37,534,830
	Commercial Kitchen Equipment
6,149	Kenedix Office Investment	35,249,167
	Tokyo Mid-size Office REIT
2,283,000	Santen Pharmaceutical	34,314,585
	Specialty Pharma (Ophthalmic Medicine)
550,000	Makita	34,091,678
	Power Tools
724,000	Asahi Intecc	33,876,442
	Medical Guidewires for Surgery
1,800,000	OSG (b)	33,570,983
	Consumable Cutting Tools
298,620	Hirose Electric	32,910,659
	Electrical Connectors
557,000	Ariake Japan	32,635,657
	Commercial Soup & Sauce Extracts
385,400	Disco	32,609,055
	Semiconductor Dicing & Grinding Equipment
2,523,800	Sony Financial Holdings	32,270,849
	Life Insurance, Assurance & Internet Banking
4,554,000	NOF	32,256,106
	Specialty Chemicals, Life Science & Rocket Fuels
2,900,000	Sega Sammy Holdings	31,596,035
	Gaming Software/Hardware & Leisure Facilities
803,100	JIN (b)	31,360,607
	Eyeglasses Retailer
1,437,000	Aica Kogyo	30,147,349
	Laminated Sheets, Building Materials & Chemical Adhesives

Number of Shares		Value
	> Japan—continued
567,000	OBIC	$29,973,737
	Computer Software
1,550,000	NGK Spark Plug	29,681,332
	Automobile Parts
5,000,000	Dowa Holdings	27,817,092
	Environmental/Recycling, Nonferrous Metals, Electric Material & Metal Processing
750,000	Japan Airport Terminal (b)	26,618,518
	Airport Terminal Operator at Haneda
869,000	MonotaRO (b)	25,831,523
	Online Maintenance, Repair & Operations Goods Distributor in Japan
972,050	Capcom	23,681,864
	Packaged, Online & Mobile Games
1,829,800	Relia	16,924,384
	Call Center Operator
777,500	Doshisha	14,306,039
	Consumer Goods Wholesaler
1,055,000	Kintetsu World Express	14,012,536
	Airfreight Logistics
59,000	Seria	3,563,594
	100 Yen Discount Stores
119,200	Icom	2,178,142
	Two Way Radio Communication Equipment
		1,337,622,387
	> Taiwan 3.1%
22,000,000	Far EasTone Telecom	49,272,821
	Mobile Operator in Taiwan
25,313,000	Vanguard International Semiconductor	39,546,226
	Semiconductor Foundry
1,780,000	St. Shine Optical	36,294,139
	Disposable Contact Lens Original Equipment Manufacturer
437,000	Largan Precision	33,871,487
	Mobile Device Camera Lenses & Modules
4,243,686	Advantech	31,184,841
	Industrial PC & Components
1,060,000	Novatek Microelectronics	4,266,966
	Display-related Integrated Circuit Designer
		194,436,480
	> Korea 3.1%
622,317	KT&G	59,922,925
	Tobacco & Ginseng Products
135,947	KCC	49,428,218
	Paint & Housing Material Manufacturer
256,310	CJ Corp	43,823,713
	Holding Company of Korean Consumer Conglomerate
989,002	Korea Investment Holdings	38,042,723
	Brokerage & Asset Management
37,477	LF Corp	848,737
	Apparel Design & Retail
		192,066,316
	> China 2.8%
64,000,000	China Everbright International	71,470,733
	Municipal Waste Operator
173,400,001	Sihuan Pharmaceutical Holdings Group	49,623,647
	Chinese Generic Drug Manufacturer
20,348,000	TravelSky Technology	33,359,236
	Chinese Air Travel Transaction Processor
32,500,000	NewOcean Energy	11,696,716
	Southern China Liquefied Petroleum Gas Distributor
258,000	51job - ADR (a)	8,003,160
	Integrated Human Resource Services
		174,153,492
	> Hong Kong 2.1%
67,979,000	Value Partners (b)	71,381,504
	Mutual Fund Management
18,000,000	Samsonite International	60,292,065
	Mass Market Luggage & Travel Accessories
		131,673,569
	> India 2.0%
10,092,584	Zee Entertainment Enterprises	58,955,484
	Indian Programmer of Pay Television Content
9,413,000	Adani Ports & Special Economic Zone	35,194,404
	Indian Ports
1,506,698	United Breweries	18,818,829
	Indian Brewer
3,050,431	TVS Motor	14,870,579
	Indian Maker of Scooters, Mopeds, Motorcycles & Three-wheelers
		127,839,296
	> Singapore 1.1%
8,124,700	Singapore Exchange	47,876,488
	Singapore Equity & Derivatives Market Operator
35,000,000	SIIC Environment (a)	17,771,228
	Waste Water Treatment Operator
		65,647,716
	> Thailand 0.9%
5,000,000	Airports of Thailand	57,082,234
	Airport Operator of Thailand

	> Indonesia 0.9%
22,193,600	Matahari Department Store	30,710,740
	Department Store Chain in Indonesia
43,966,800	Tower Bersama Infrastructure (a)	19,276,749
	Communications Towers
54,624,000	MNC Sky Vision (a)	4,572,597
	Satellite Pay TV Operator in Indonesia
3,708,300	Link Net (a)	1,147,678
	Fixed Broadband & CATV Service Provider
		55,707,764

Number of Shares		Value
	> Philippines 0.2%
12,000,000	Puregold Price Club	$9,486,372
	Supermarket Operator in the Philippines
Asia: Total		2,345,715,626

Other Countries 11.4%
	> Canada 4.3%
712,923	CCL Industries	135,311,276
	Global Label Converter
1,651,000	Vermilion Energy (b)	48,319,161
	Canadian Exploration & Production Company
2,208,000	PrairieSky Royalty (b)	41,890,371
	Canadian Owner of Oil & Gas Mineral Interests
3,188,000	CAE	36,869,113
	Flight Simulator Equipment & Training Centers
199,274	Boardwalk Real Estate Investment Trust	7,946,410
	Canadian Residential REIT
		270,336,331
	> Australia 4.3%
1,648,566	Domino’s Pizza Enterprises	72,562,485
	Domino’s Pizza Operator in Australia & New Zealand
16,600,000	IAG	70,896,946
	General Insurance Provider
5,950,000	Amcor	65,337,353
	Global Leader in Flexible & Rigid Packaging
63,000,000	Spotless (c)	61,003,292
	Facility Management & Catering Company
		269,800,076
	> South Africa 1.2%
8,520,458	Coronation Fund Managers (b)	42,360,621
	South African Fund Manager
11,177,427	Rand Merchant Insurance	31,509,915
	Directly Sold Property & Casualty Insurance; Holdings in other Insurers
		73,870,536
	> United States 0.6%
1,064,000	Cepheid (a)	35,495,040
	Molecular Diagnostics

	> Egypt 0.5%
7,454,462	Commercial International Bank of Egypt	32,218,904
	Leading Private Universal Bank in Egypt

	> New Zealand 0.5%
7,219,755	Auckland International Airport	32,080,130
	Auckland Airport Operator
Other Countries: Total		713,801,017

Latin America 1.5%
	> Mexico 0.9%
396,000	Grupo Aeroportuario del Sureste - ADR	59,467,320
	Mexican Airport Operator

	> Guatemala 0.5%
3,242,476	Tahoe Resources	32,505,900
	Silver & Gold Projects in Guatemala, Canada & Peru

	> Uruguay 0.1%
1,306,818	Union Agriculture Group (a)(d)(e)	4,665,340
	Farmland Operator in Uruguay
Latin America: Total		96,638,560

Total Equities: 95.3% (Cost: $4,885,450,380)		5,948,226,662	(f)

Short-Term Investments 4.1%
220,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.25%)	220,000,000
36,946,692	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.15%)	36,946,692
Total Short-Term Investments: 4.1% (Cost: $256,946,692)		256,946,692

Securities Lending Collateral 3.8%
235,842,666	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.20%) (g)	235,842,666
Total Securities Lending Collateral: 3.8% (Cost: $235,842,666)		235,842,666

Total Investments: 103.2% (Cost: $5,378,239,738)(h)		6,441,016,020	(i)

Obligation to Return Collateral for Securities Loaned: (3.8)%		(235,842,666)

Cash and Other Assets Less Liabilities: 0.6%		33,741,636

Net Assets: 100.0%		$6,238,914,990

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)       Non-income producing security.

(b)       All or a portion of this security was on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $225,508,166.

(c)        An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2016, are as follows:

Security	Balance of Shares Held 12/31/15	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/16	Value	Dividend
Spotless	63,000,000	—	—	63,000,000	$61,003,292	$1,686,164

The aggregate cost and value of these companies at March 31, 2016, was $97,959,201 and $61,003,292, respectively. Investments in affiliated companies represented 0.98% of the Fund’s total net assets at March 31, 2016.

(d)       Illiquid security.

(e)        Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2016, the market value of this security amounted to $4,665,340, which represented 0.07% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,306,818	$15,000,000	$4,665,340

(f)         On March 31, 2016, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,337,622,387	21.4
Euro	1,018,930,982	16.3
British Pound	832,864,653	13.4
Swedish Krona	379,800,154	6.1
Other currencies less than 5% of total net assets	2,379,008,486	38.1
Total Equities	$5,948,226,662	95.3

(g)        Investment made with cash collateral received from securities lending activity.

(h)       At March 31, 2016, for federal income tax purposes, the cost of investments was approximately $5,378,239,738 and net unrealized appreciation was $1,062,776,282 consisting of gross unrealized appreciation of $1,364,195,438 and gross unrealized depreciation of $301,419,156.

(i)           Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that

> Notes to Statement of Investments

require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$—	$2,792,071,459	$—	$2,792,071,459
Asia	8,003,160	2,337,712,466	—	2,345,715,626
Other Countries	305,831,371	407,969,646	—	713,801,017
Latin America	91,973,220	—	4,665,340	96,638,560
Total Equities	405,807,751	5,537,753,571	4,665,340	5,948,226,662
Total Short-Term Investments	256,946,692	—	—	256,946,692
Total Securities Lending Collateral	235,842,666	—	—	235,842,666
Total Investments	$898,597,109	$5,537,753,571	$4,665,340	$6,441,016,020

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as trading resumed during the period. As a result, as of period end, the Committee determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board.

The following table shows transfers between Level 3 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$34,937,684	$—	$—	$34,937,684

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Certain securities classified as Level 3 are valued by the Committee at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA ACORN INTERNATIONAL®

PORTFOLIO DIVERSIFICATION (UNAUDITED)

At March 31, 2016, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	$523,249,533	8.4
Machinery	351,548,189	5.6
Outsourcing Services	243,642,369	3.9
Other Industrial Services	223,463,227	3.6
Electrical Components	131,470,281	2.1
Conglomerates	116,813,098	1.9
Construction	91,800,218	1.5
Waste Management	71,470,733	1.1
Industrial Distribution	25,831,523	0.4
Water	17,771,228	0.3
	1,797,060,399	28.8
> Consumer Goods & Services
Retail	401,407,791	6.4
Nondurables	195,234,200	3.1
Restaurants	168,460,988	2.7
Food & Beverage	144,319,919	2.3
Casinos & Gaming	117,720,101	1.9
Leisure Products	111,642,591	1.8
Consumer Goods Distribution	102,587,925	1.7
Other Durable Goods	47,060,213	0.8
Apparel	848,737	0.0	*
	1,289,282,465	20.7
> Information
Business Software	203,326,489	3.3
Internet Related	168,108,139	2.7
Financial Processors	138,059,599	2.2
Semiconductors & Related Equipment	103,607,377	1.7
Telephone & Data Services	93,589,047	1.5
Computer Hardware & Related Equipment	87,075,429	1.4
Mobile Communications	70,727,712	1.1
Advertising	65,018,313	1.0
Entertainment Programming	58,955,484	0.9
Instrumentation	57,589,119	0.9
Satellite Broadcasting & Services	52,920,546	0.9
Computer Services	48,489,094	0.8
Telecommunications Equipment	33,871,487	0.5
Consumer Software	23,681,864	0.4
Business Information & Marketing Services	16,924,384	0.3
Cable TV	1,147,678	0.0	*
	1,223,091,761	19.6
> Finance
Brokerage & Money Management	214,029,941	3.4
Banks	171,570,967	2.7
Insurance	134,677,711	2.2
Diversified Financial Companies	99,843,638	1.6
Financial Processors	31,470,812	0.5
	651,593,069	10.4
> Other Industries
Transportation	240,243,980	3.8
Real Estate	148,217,671	2.4
Regulated Utilities	25,978,614	0.4
	414,440,265	6.6
> Health Care
Medical Equipment & Devices	153,731,030	2.5
Pharmaceuticals	146,162,592	2.3
Medical Supplies	105,970,501	1.7
	405,864,123	6.5
> Energy & Minerals
Oil & Gas Producers	90,209,532	1.5
Mining	32,505,900	0.5
Non-Ferrous Metals	27,817,092	0.4
Oil Refining, Marketing & Distribution	11,696,716	0.2
Agricultural Commodities	4,665,340	0.1
	166,894,580	2.7
Total Equities:	5,948,226,662	95.3
Short-Term Investments:	256,946,692	4.1
Securities Lending Collateral:	235,842,666	3.8
Total Investments:	6,441,016,020	103.2

Obligation to Return Collateral for Securities Loaned:	(235,842,666)	(3.8)
Cash and Other Assets Less Liabilities:	33,741,636	0.6
Net Assets:	$6,238,914,990	100.0

* Rounds to zero.

COLUMBIA ACORN USA®

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2016

Number of Shares		Value
Equities: 96.6%
Information 25.4%
	> Business Software 9.0%
115,623	Ansys (a)	$10,343,633
	Simulation Software for Engineers & Designers
138,645	Guidewire (a)	7,553,379
	Software for Global Property & Casualty Insurance Carriers
125,555	Manhattan Associates (a)	7,140,313
	Supply Chain Management Software & Services
181,241	DemandWare (a)	7,086,523
	E-Commerce Website Platform for Retailers & Apparel Manufacturers
330,297	NIC	5,955,255
	Government Web Portal Development & Management Outsourcing
127,531	SPS Commerce (a)	5,476,181
	Supply Chain Management Software Delivered via the Web
41,000	Tyler Technologies	5,273,010
	Financial, Tax, Court & Document Management Systems for Local Governments
240,554	Cvent (a)	5,147,856
	Software for Corporate Event Planners & Marketing Platform for Hotels
73,420	NetSuite (a)	5,028,536
	Enterprise Software Delivered via the Web
134,390	Q2 Holdings	3,230,736
	Online & Mobile Banking Software
		62,235,422
	> Computer Services 4.6%
202,933	ExlService Holdings (a)	10,511,929
	Business Process Outsourcing
308,890	WNS - ADR (a)	9,464,389
	Offshore Business Process Outsourcing Services
114,691	J2 Global Communications	7,062,672
	Communication Technology & Digital Media
133,947	Virtusa (a)	5,017,655
	Offshore IT Outsourcing
		32,056,645
	> Instrumentation 3.2%
39,769	Mettler-Toledo International (a)	13,710,760
	Laboratory Equipment
90,760	IPG Photonics (a)	8,720,221
	Fiber Lasers
		22,430,981
	> Semiconductors & Related Equipment 2.2%
115,412	Monolithic Power Systems	7,344,820
	High Performance Analog & Mixed Signal Integrated Circuits
57,838	Littelfuse	7,120,436
	Little Fuses
588,690	Rubicon Technology (a)(b)	429,744
	Producer of Sapphire for the Lighting, Electronics & Automotive Industries
		14,895,000
	> Financial Processors 1.7%
97,431	Global Payments	6,362,244
	Credit Card Processor
156,327	CoreLogic (a)	5,424,547
	Data Processing Services for Real Estate, Insurance & Mortgages
		11,786,791
	> Business Information & Marketing Services 1.5%
105,287	Corporate Executive Board	6,815,228
	Best Practices Advisory & HR Solutions/Analytics
230,578	Navigant Consulting (a)	3,645,438
	Financial Consulting Firm
		10,460,666
	> Telephone & Data Services 1.5%
788,516	Lumos Networks (a)	10,124,546
	Telephone & Fiber Optic Data Services

	> Computer Hardware & Related Equipment 1.0%
110,385	Rogers (a)	6,608,750
	Printed Circuit Materials & High Performance Foams

	> Telecommunications Equipment 0.7%
251,287	CalAmp (a)	4,505,576
	Machine-to-machine Communications
Information: Total		175,104,377

Health Care 19.4%
	> Health Care Services 6.9%
294,451	HealthSouth	11,080,191
	Inpatient Rehabilitation Facilities & Home Health Care
304,182	AMN Healthcare Services (a)	10,223,557
	Temporary Healthcare Staffing
244,664	Medidata Solutions (a)	9,470,943
	Cloud-based Software for Drug Studies
130,320	Mednax (a)	8,421,278
	Physician Management for Pediatric & Anesthesia Practices
141,000	Healthcare Services Group	5,190,210
	Outsourced Services to Long-Term Care Industry
69,429	TeamHealth	2,902,827
	Healthcare Professionals Outsourcing
		47,289,006
	> Biotechnology & Drug Delivery 4.9%
224,270	Seattle Genetics (a)	7,869,634
	Antibody-based Therapies for Cancer

Number of Shares		Value
	> Biotechnology & Drug Delivery—continued
73,260	Ligand Pharmaceuticals (a)	$7,845,413
	Royalties from Licensing Drug Delivery Technology
278,000	Repligen	7,455,960
	Supplier to Biopharma Industry
61,654	Ultragenyx Pharmaceutical (a)	3,903,315
	Biotech Focused on “Ultra-Orphan” Drugs
140,418	Sarepta Therapeutics (a)	2,740,959
	Biotech Focused on Rare Diseases
50,971	Agios Pharmaceuticals (a)(b)	2,069,423
	Biotech Focused on Cancer & Orphan Diseases
14,121	Intercept Pharmaceuticals (a)(b)	1,814,125
	Biotech Developing Drugs for Several Diseases
		33,698,829
	> Medical Supplies 3.9%
426,782	VWR (a)	11,548,721
	Distributor of Lab Supplies
84,652	Bio-Techne	8,001,307
	Maker of Consumables & Systems for the Life Science Market
109,000	West Pharmaceutical Services	7,555,880
	Components & Systems for Injectable Drug Delivery
		27,105,908
	> Medical Equipment & Devices 2.2%
330,724	ZELTIQ Aesthetics	8,982,464
	Systems & Consumables for Aesthetics
63,000	Abiomed (a)	5,973,030
	Medical Devices for Cardiac Conditions
24,288	LeMaitre Vascular	376,950
	Medical Devices for Peripheral Vascular Disease
		15,332,444
	> Pharmaceuticals 1.5%
133,313	Cambrex (a)	5,865,772
	Application Program Interface for Small Molecule Drugs
186,441	Akorn (a)	4,386,957
	Developer, Manufacturer & Distributor of Specialty Generic Drugs
		10,252,729
Health Care: Total		133,678,916

Industrial Goods & Services 18.5%
	> Machinery 11.7%
204,785	Toro	17,636,084
	Turf Maintenance Equipment
254,107	ESCO Technologies	9,905,091
	Industrial Filtration & Advanced Measurement Equipment
177,840	HEICO	8,465,184
	FAA-approved Aircraft Replacement Parts
72,355	Middleby (a)	7,725,343
	Manufacturer of Cooking Equipment
134,361	Dorman Products (a)	7,311,926
	Aftermarket Auto Parts Distributor
212,114	Donaldson	6,768,558
	Industrial Air Filtration
144,268	Oshkosh Corporation	5,896,233
	Specialty Truck Manufacturer
99,071	Ametek	4,951,569
	Aerospace/Industrial Instruments
60,710	Nordson	4,616,388
	Dispensing Systems for Adhesives & Coatings
79,939	Moog (a)	3,651,614
	Motion Control Products for Aerospace, Defense & Industrial Markets
89,922	Generac (a)	3,348,695
	Standby Power Generators
		80,276,685
	> Outsourcing Services 3.8%
46,858	CoStar Group (a)	8,817,270
	Commercial Real Estate Data Aggregator & Web Marketing for Retail Landlords
123,714	Maximus	6,512,305
	Outsourcer for Government Program Administration
168,202	ServiceMaster	6,337,851
	Pest & Termite Control, Home Warranty & other Home Services
154,643	Korn/Ferry International	4,374,851
	Executive Search & Corporate Leadership/Talent Consulting
		26,042,277
	> Industrial Materials & Specialty Chemicals 2.3%
248,550	Drew Industries	16,021,533
	RV & Manufactured Home Components

	> Construction 0.7%
509,561	PGT (a)	5,014,080
	Wind Resistant Windows & Doors
Industrial Goods & Services: Total		127,354,575

Consumer Goods & Services 17.9%
	> Other Durable Goods 4.1%
146,863	Cavco Industries (a)	13,725,816
	Manufactured Homes
184,443	Gentherm (a)	7,670,984
	Climate Control Systems for Car Seats, Mattresses & Other
445,792	Gentex	6,994,477
	Manufacturer of Auto Parts
		28,391,277
	> Restaurants 3.9%
178,044	Papa John’s International	9,648,205
	Franchisor of Pizza Restaurants

Number of Shares		Value
	> Restaurants—continued
162,108	Texas Roadhouse	$7,064,667
	Rural-focused Full Service Steakhouse
135,576	Zoës Kitchen	5,286,108
	Fast, Casual Mediterranean Food
142,912	Fiesta Restaurant Group (a)	4,684,655
	Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana
		26,683,635
	> Travel 3.2%
68,547	Vail Resorts	9,164,734
	Ski Resort Operator & Developer
162,663	Choice Hotels	8,791,935
	Franchisor of Budget Hotel Brands
175,984	Liberty TripAdvisor Holdings Class A (a)	3,899,805
	Holding Company for Trip Advisor
		21,856,474
	> Retail 1.7%
193,351	Cato	7,453,681
	Women’s Apparel Retailing, Focusing on Private Labels & Low Prices
103,839	Five Below (a)	4,292,704
	Low-price Specialty Retailer Targeting Pre-teens, Teens & Parents
		11,746,385
	> Other Consumer Services 1.4%
91,054	Unifirst	9,935,812
	Uniform Rental

	> Leisure Products 1.4%
194,023	Brunswick Corp	9,309,224
	Boats, Engines, Exercise & Bowling Equipment

	> Furniture & Textiles 0.9%
292,470	Knoll	6,331,976
	Office & Residential Furniture

	> Consumer Goods Distribution 0.8%
60,506	Pool	5,308,796
	Swimming Pool Supplies & Equipment Distributor

	> Consumer Electronics 0.5%
104,190	iRobot (a)	3,677,907
	Home Robots (Vacuums, Pool Cleaners) & Battlefield Reconnaissance Robots
Consumer Goods & Services: Total		123,241,486

Finance 9.9%
	> Banks 5.5%
92,114	SVB Financial Group (a)	9,400,234
	Bank to Venture Capitalists
154,427	Lakeland Financial	7,069,668
	Indiana Bank
388,882	Associated Banc-Corp	6,976,543
	Midwest Bank
213,244	MB Financial	6,919,768
	Chicago Bank
149,411	Sandy Spring Bancorp	4,158,108
	Baltimore & Washington, D.C. Bank
163,102	First Busey	3,340,329
	Illinois Bank
		37,864,650
	> Brokerage & Money Management 3.3%
81,054	MarketAxess	10,117,971
	Bond Exchange
294,354	Virtu Financial	6,508,167
	High Speed Trader
139,704	SEI Investments	6,014,257
	Mutual Fund Administration & Investment Management
		22,640,395
	> Insurance 0.6%
129,214	Allied World Assurance Company Holdings	4,514,737
	Commercial Lines Insurance/ Reinsurance

	> Savings & Loans 0.5%
164,945	LegacyTexas	3,241,169
	Texas Thrift
Finance: Total		68,260,951

Other Industries 2.8%
	> Real Estate 2.3%
271,911	Colliers International Group	10,294,551
	Real Estate Services
61,844	Extra Space Storage	5,779,940
	Self Storage Facilities
		16,074,491
	> Transportation 0.5%
171,672	Heartland Express	3,184,515
	Regional Trucker
Other Industries: Total		19,259,006

Energy & Minerals 2.7%
	> Oil & Gas Producers 1.8%
112,314	PDC Energy (a)	6,677,067
	Oil & Gas Producer in the United States
195,854	Carrizo Oil & Gas (a)	6,055,806
	Oil & Gas Producer
		12,732,873
	> Mining 0.9%
55,757	Core Labs (Netherlands)	6,267,644
	Oil & Gas Reservoir Consulting
Energy & Minerals: Total		19,000,517

Total Equities: 96.6% (Cost: $484,791,886)		665,899,828	(c)

Number of Shares		Value
Short-Term Investments 3.3%
22,866,790	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.15%)	$22,866,790
Total Short-Term Investments: 3.3% (Cost: $22,866,790)		22,866,790

Securities Lending Collateral 0.4%
2,955,725	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.20%) (d)	2,955,725
Total Securities Lending Collateral: 0.4% (Cost: $2,955,725)		2,955,725

Total Investments: 100.3% (Cost: $510,614,401)(e)		691,722,343	(f)(g)

Obligation to Return Collateral for Securities Loaned: (0.4)%		(2,955,725)

Cash and Other Assets Less Liabilities: 0.1%		953,819

Net Assets: 100.0%		$689,720,437

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)       Non-income producing security.

(b)       All or a portion of this security was on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $2,997,748.

(c)        On March 31, 2016, the market value of foreign securities represented 0.91% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Netherlands	$6,267,644	0.91

(d)       Investment made with cash collateral received from securities lending activity.

(e)        At March 31, 2016, for federal income tax purposes, the cost of investments was approximately $510,614,401 and net unrealized appreciation was $181,107,942 consisting of gross unrealized appreciation of $201,492,801 and gross unrealized depreciation of $20,384,859.

(f)         An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2016, are as follows:

Security	Balance of Shares Held 12/31/15	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/16	Value	Dividend
Rubicon Technology	1,354,071	—	765,381	588,690	$429,744	$—

At March 31, 2016, the fund did not hold any investments in affiliated companies

(g)        Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2015.

> Notes to Statement of Investments

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$175,104,377	$—	$—	$175,104,377
Health Care	133,678,916	—	—	133,678,916
Industrial Goods & Services	127,354,575	—	—	127,354,575
Consumer Goods & Services	123,241,486	—	—	123,241,486
Finance	68,260,951	—	—	68,260,951
Other Industries	19,259,006	—	—	19,259,006
Energy & Minerals	19,000,517	—	—	19,000,517
Total Equities	665,899,828	—	—	665,899,828
Total Short-Term Investments	22,866,790	—	—	22,866,790
Total Securities Lending Collateral	2,955,725	—	—	2,955,725
Total Investments	$691,722,343	$—	$—	$691,722,343

There were no transfers of financial assets between levels during the period.

COLUMBIA ACORN INTERNATIONAL SELECTSM

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2016

Number of Shares		Value
Equities: 96.8%
Europe 46.6%
	> United Kingdom 11.7%
54,000	Rightmove	$3,265,945
	Internet Real Estate Listings
38,000	Next	2,947,183
	Clothes & Home Retailer in the UK
178,000	Smith & Nephew	2,934,889
	Medical Equipment & Supplies
141,000	Compass Group	2,486,837
	Catering & Support Services
92,930	WH Smith	2,426,496
	Newsprint, Books & General Stationery Retailer
		14,061,350
	> Germany 9.3%
115,000	Wirecard (a)	4,357,587
	Online Payment Processing & Risk Management
717,400	Telefonica Deutschland	3,886,544
	Mobile & Fixed-line Communications in Germany
29,500	MTU Aero Engines	2,829,451
	Airplane Engine Components & Services
		11,073,582
	> Switzerland 7.0%
13,056	Partners Group	5,247,927
	Private Markets Asset Management
8,540	Geberit	3,191,120
	Plumbing Systems
		8,439,047
	> France 5.0%
112,250	Eutelsat	3,626,234
	Fixed Satellite Services
19,000	Essilor International	2,346,861
	Eyeglass Lenses
		5,973,095
	> Denmark 5.0%
131,955	Novozymes	5,932,283
	Industrial Enzymes

	> Sweden 4.4%
69,000	Hexagon	2,685,801
	Design, Measurement & Visualization Software & Equipment
79,000	Hennes & Mauritz	2,634,225
	Discount Fashion Retailer
		5,320,026
	> Ireland 2.1%
158,000	Ryanair	2,546,699
	European Low Cost Airline

	> Spain 2.1%
477,000	Distribuidora Internacional de Alimentación	2,478,325
	Discount Retailer in Spain & Latin America
Europe: Total		55,824,407

Asia 33.7%
	> Japan 19.3%
246,000	Aeon Mall	3,639,616
	Suburban Shopping Mall Developer, Owner & Operator
134,000	KDDI	3,575,225
	Mobile & Fixed Line Communication Service Provider in Japan
254,400	Sony Financial Holdings	3,252,914
	Life Insurance, Assurance & Internet Banking
126,800	Bandai Namco	2,764,039
	Branded Toys & Related Content
173,000	Santen Pharmaceutical	2,600,273
	Specialty Pharma (Ophthalmic Medicine)
68,000	Hoya Corp	2,584,723
	Opto-electrical Components & Eyeglass Lenses
45,600	FamilyMart	2,368,257
	Convenience Store Operator
77,300	Recruit Holdings	2,356,929
	Recruitment & Media Services
		23,141,976
	> Taiwan 5.3%
41,000	Largan Precision	3,177,874
	Mobile Device Camera Lenses & Modules
1,400,000	Far EasTone Telecom	3,135,543
	Mobile Operator in Taiwan
		6,313,417
	> China 4.1%
2,191,000	China Everbright International	2,446,756
	Municipal Waste Operator
17,000	NetEase.com - ADR	2,440,860
	Chinese Online Gaming Services
		4,887,616
	> India 2.2%
463,000	Zee Entertainment Enterprises	2,704,598
	Indian Programmer of Pay Television Content

	> Thailand 2.2%
228,000	Airports of Thailand	2,602,950
	Airport Operator of Thailand

	> Korea 0.6%
4,168	CJ Corp	712,642
	Holding Company of Korean Consumer Conglomerate
Asia: Total		40,363,199

Number of Shares		Value
Other Countries 15.9%
	> Canada 6.2%
34,641	CCL Industries	$6,574,788
	Global Label Converter
29,240	Vermilion Energy (a)	855,756
	Canadian Exploration & Production Company
		7,430,544
	> Australia 5.6%
305,000	Amcor	3,349,226
	Global Leader in Flexible & Rigid Packaging
778,268	IAG	3,323,905
	General Insurance Provider
		6,673,131
	> South Africa 2.5%
21,000	Naspers	2,931,572
	Media in Africa, China, Russia & other Emerging Markets

	> United States 1.6%
41,840	Anadarko Petroleum	1,948,489
	Worldwide Production of Oil & Gas
Other Countries: Total		18,983,736

Latin America 0.6%
	> Uruguay 0.6%
191,666	Union Agriculture Group (b)(c)(d)	684,248
	Farmland Operator in Uruguay
Latin America: Total		684,248

Total Equities: 96.8% (Cost: $102,102,763)		115,855,590	(e)

Short-Term Investments 3.9%
4,646,816	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.25%)	4,646,816
Total Short-Term Investments: 3.9% (Cost: $4,646,816)		4,646,816

Securities Lending Collateral 2.2%
2,628,500	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.20%) (f)	2,628,500
Total Securities Lending Collateral: 2.2% (Cost: $2,628,500)		2,628,500

Total Investments: 102.9% (Cost: $109,378,079)(g)		123,130,906	(h)

Obligation to Return Collateral for Securities Loaned: (2.2)%		(2,628,500)

Cash and Other Assets Less Liabilities: (0.7)%		(884,672)

Net Assets: 100.0%		$119,617,734

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)       All or a portion of this security was on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $2,523,029.

(b)       Non-income producing security.

(c)        Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2016, the market value of this security amounted to $684,248, which represented 0.57% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	191,666	$2,200,000	$684,248

(d)       Illiquid security.

> Notes to Statement of Investments

(e)        On March 31, 2016, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$23,141,976	19.3
Euro	22,071,701	18.5
British Pound	14,061,350	11.7
Swiss Franc	8,439,047	7.0
Canadian Dollar	7,430,544	6.2
Australian Dollar	6,673,131	5.6
Taiwan Dollar	6,313,417	5.3
Danish Krone	5,932,283	5.0
Other currencies less than 5% of total net assets	21,792,141	18.2
Total Equities	$115,855,590	96.8

(f)         Investment made with cash collateral received from securities lending activity.

(g)        At March 31, 2016, for federal income tax purposes, the cost of investments was approximately $109,378,079 and net unrealized appreciation was $13,752,827 consisting of gross unrealized appreciation of $21,813,076 and gross unrealized depreciation of $8,060,249.

(h)       Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of March 31, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$—	$55,824,407	$—	$55,824,407
Asia	2,440,860	37,922,339	—	40,363,199
Other Countries	9,379,033	9,604,703	—	18,983,736
Latin America	—	—	684,248	684,248
Total Equities	11,819,893	103,351,449	684,248	115,855,590
Total Short-Term Investments	4,646,816	—	—	4,646,816
Total Securities Lending Collateral	2,628,500	—	—	2,628,500
Total Investments	$19,095,209	$103,351,449	$684,248	$123,130,906

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Certain securities classified as Level 3 are valued by the Committee at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA ACORN INTERNATIONAL SELECTSM

PORTFOLIO DIVERSIFICATION (UNAUDITED)

At March 31, 2016, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Information
Internet Related	$8,638,377	7.2
Mobile Communications	6,710,768	5.6
Financial Processors	4,357,587	3.6
Telephone & Data Services	3,886,544	3.3
Satellite Broadcasting & Services	3,626,234	3.0
Telecommunications Equipment	3,177,874	2.7
Entertainment Programming	2,704,598	2.3
Business Software	2,685,801	2.2
Semiconductors & Related Equipment	2,584,723	2.2
Advertising	2,356,929	2.0
	40,729,435	34.1
> Consumer Goods & Services
Retail	12,854,488	10.7
Nondurables	6,574,788	5.5
Leisure Products	2,764,039	2.3
Restaurants	2,486,837	2.1
	24,680,152	20.6
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	9,281,508	7.7
Construction	3,191,120	2.7
Other Industrial Services	2,829,451	2.4
Waste Management	2,446,756	2.0
Conglomerates	712,642	0.6
	18,461,477	15.4
> Finance
Insurance	6,576,819	5.5
Brokerage & Money Management	5,247,927	4.4
	11,824,746	9.9
> Other Industries
Transportation	5,149,649	4.3
Real Estate	3,639,616	3.0
	8,789,265	7.3
> Health Care
Medical Equipment & Devices	5,281,750	4.4
Pharmaceuticals	2,600,273	2.2
	7,882,023	6.6
> Energy & Minerals
Oil & Gas Producers	2,804,244	2.3
Agricultural Commodities	684,248	0.6
	3,488,492	2.9

Total Equities:	115,855,590	96.8
Short-Term Investments:	4,646,816	3.9
Securities Lending Collateral:	2,628,500	2.2
Total Investments:	123,130,906	102.9

Obligation to Return Collateral for Securities Loaned:	(2,628,500)	(2.2)
Cash and Other Assets Less Liabilities:	(884,672)	(0.7)
Net Assets:	$119,617,734	100.0

COLUMBIA ACORN SELECTSM

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2016

Number of Shares		Value
Equities: 97.4%
Industrial Goods & Services 29.5%
	> Machinery 15.7%
202,256	Nordson	$15,379,547
	Dispensing Systems for Adhesives & Coatings
299,000	Ametek	14,944,020
	Aerospace/Industrial Instruments
367,030	Generac (a)(b)	13,668,197
	Standby Power Generators
244,657	Donaldson	7,807,005
	Industrial Air Filtration
60,000	Middleby (a)	6,406,200
	Manufacturer of Cooking Equipment
		58,204,969
	> Other Industrial Services 11.3%
588,620	LKQ (a)	18,794,637
	Alternative Auto Parts Distribution
270,395	Robert Half International	12,594,999
	Temporary & Permanent Staffing in Finance, Accounting & other Professions
210,387	Expeditors International of Washington	10,268,989
	International Freight Forwarder
		41,658,625
	> Industrial Materials & Specialty Chemicals 2.5%
320,681	Axalta Coating Systems (a)	9,363,885
	Leading Global Manufacturer of High Performance Coatings
Industrial Goods & Services: Total		109,227,479

Consumer Goods & Services 22.7%
	> Travel 5.4%
99,584	Vail Resorts	13,314,381
	Ski Resort Operator & Developer
300,000	Liberty TripAdvisor Holdings Class A (a)	6,648,000
	Holding Company for Trip Advisor
		19,962,381
	> Nondurables 4.1%
1,085,000	HRG Group (a)	15,114,050
	Holding Company

	> Consumer Electronics 3.5%
370,000	iRobot (a)	13,061,000
	Home Robots (Vacuums, Pool Cleaners) & Battlefield Reconnaissance Robots

	> Other Durable Goods 3.4%
361,665	Select Comfort (a)	7,012,684
	Specialty Mattresses
357,000	Gentex	5,601,330
	Manufacturer of Auto Parts
		12,614,014
	> Restaurants 3.3%
225,500	Papa John’s International	12,219,845
	Franchisor of Pizza Restaurants

	> Leisure Products 3.0%
110,550	Polaris Industries	10,886,964
	Leisure Vehicles & Related Products
Consumer Goods & Services: Total		83,858,254

Information 16.6%
	> Business Software 4.8%
113,158	Ansys (a)	10,123,115
	Simulation Software for Engineers & Designers
40,057	Ultimate Software (a)	7,751,029
	Human Capital Management Systems
		17,874,144
	> Mobile Communications 4.0%
171,161	Crown Castle International	14,805,427
	Communications Towers

	> Cable TV 3.7%
354,000	Liberty Global Series A (a)	13,629,000
	Cable TV Franchises Outside of the United States

	> Computer Hardware & Related Equipment 3.3%
214,095	Amphenol	12,378,973
	Electronic Connectors

	> Internet Related 0.8%
618,778	Vonage (a)	2,827,815
	Business & Consumer Internet Telephony
Information: Total		61,515,359

Health Care 11.8%
	> Medical Supplies 4.5%
317,603	VWR (a)	8,594,337
	Distributor of Lab Supplies
242,166	Cepheid (a)	8,078,658
	Molecular Diagnostics
		16,672,995
	> Medical Equipment & Devices 4.1%
207,927	Align Technology (a)	15,114,213
	Invisalign System to Correct Malocclusion (Crooked Teeth)

	> Health Care Services 2.7%
267,000	HealthSouth	10,047,210
	Inpatient Rehabilitation Facilities & Home Health Care

	> Biotechnology & Drug Delivery 0.5%
26,186	Ultragenyx Pharmaceutical (a)	1,657,836
	Biotech Focused on “Ultra-Orphan” Drugs
Health Care: Total		43,492,254

Other Industries 9.3%
	> Real Estate 7.3%
375,266	EdR	15,611,066
	Student Housing
62,426	Extra Space Storage	5,834,334
	Self Storage Facilities

Number of Shares		Value
	> Real Estate—continued
46,200	Jones Lang LaSalle	$5,420,184
	Real Estate Services
		26,865,584
	> Transportation 2.0%
407,000	Heartland Express	7,549,850
	Regional Trucker
Other Industries: Total		34,415,434

Finance 5.8%
	> Banks 3.2%
116,000	SVB Financial Group (a)	11,837,800
	Bank to Venture Capitalists

	> Brokerage & Money Management 2.6%
286,237	Eaton Vance	9,594,664
	Specialty Mutual Funds
Finance: Total		21,432,464

Energy & Minerals 1.7%
	> Agricultural Commodities 1.7%
1,742,424	Union Agriculture Group (Uruguay) (a)(c)(d)	6,220,454
	Farmland Operator in Uruguay
Energy & Minerals: Total		6,220,454

Total Equities: 97.4% (Cost: $313,623,128)		360,161,698	(e)

Short-Term Investments 2.3%
8,493,737	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.15%)	8,493,737
Total Short-Term Investments: 2.3% (Cost: $8,493,737)		8,493,737

Securities Lending Collateral 0.8%
2,972,200	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.20%) (f)	2,972,200
Total Securities Lending Collateral: 0.8% (Cost: $2,972,200)		2,972,200

Total Investments: 100.5% (Cost: $325,089,065)(g)		371,627,635	(h)

Obligation to Return Collateral for Securities Loaned: (0.8)%		(2,972,200)

Cash and Other Assets Less Liabilities: 0.3%		994,523

Net Assets: 100.0%		$369,649,958

ADR - American Depository Receipts

> Notes to Statement of Investments

(a)       Non-income producing security.

(b)       All or a portion of this security was on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $2,874,928.

(c)        Illiquid security.

(d)       Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2016, the market value of this security amounted to $6,220,454, which represented 1.68% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,742,424	$20,000,000	$6,220,454

(e)        On March 31, 2016, the market value of foreign securities represented 1.68% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Uruguay	$6,220,454	1.68

(f)         Investment made with cash collateral received from securities lending activity.

(g)        At March 31, 2016, for federal income tax purposes, the cost of investments was approximately $325,089,065 and net unrealized appreciation was $46,538,570 consisting of gross unrealized appreciation of $66,462,791 and gross unrealized depreciation of $19,924,221.

(h)       Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

> Notes to Statement of Investments

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$109,227,479	$—	$—	$109,227,479
Consumer Goods & Services	83,858,254	—	—	83,858,254
Information	61,515,359	—	—	61,515,359
Health Care	43,492,254	—	—	43,492,254
Other Industries	34,415,434	—	—	34,415,434
Finance	21,432,464	—	—	21,432,464
Energy & Minerals	—	—	6,220,454	6,220,454
Total Equities	353,941,244	—	6,220,454	360,161,698
Total Short-Term Investments	8,493,737	—	—	8,493,737
Total Securities Lending Collateral	2,972,200	—	—	2,972,200
Total Investments	$365,407,181	$—	$6,220,454	$371,627,635

There were no transfers of financial assets between levels during the period.

The following table reconciles asset balances for the period ending March 31, 2016, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers out of Level 3	Balance as of March 31, 2016
Equities
Energy & Minerals	$8,851,514	$—	$(2,631,060)	$—	$—	$—	$—	$6,220,454

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

> Notes to Statement of Investments

The change in unrealized depreciation attributed to securities owned at March 31, 2016, which were valued using significant unobservable inputs (Level 3), amounted to $2,631,060.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities
Energy & Minerals	$6,220,454	Market comparable companies	Discount for lack of marketability	40% to 65%

Certain securities classified as Level 3 are valued by the Committee at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA THERMOSTAT FUNDSM

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2016

Number of Shares		Value
	> Affiliated Bond Funds 74.4%
33,692,618	Columbia Short Term Bond Fund, Class I Shares (a)	$335,241,548
18,468,368	Columbia Total Return Bond Fund, Class I Shares (a)	168,431,517
30,693,306	Columbia U.S. Government Mortgage Fund, Class I Shares (a)	167,585,452
17,709,556	Columbia Income Opportunities Fund, Class I Shares (a)	167,001,112
Total Affiliated Bond Funds: (Cost: $839,940,913)		838,259,629

	> Affiliated Stock Funds 25.0%
1,443,462	Columbia Acorn International, Class I Shares (a)	56,612,578
2,658,168	Columbia Contrarian Core Fund, Class I Shares (a)	56,246,845
3,100,829	Columbia Dividend Income Fund, Class I Shares (a)	56,093,991
1,865,478	Columbia Acorn Select, Class I Shares (a)(b)	28,560,462
1,497,687	Columbia Acorn Fund, Class I Shares (a)(b)	28,306,286
1,870,262	Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	28,128,743
1,341,094	Columbia Large Cap Enhanced Core Fund, Class I Shares (a)	28,042,275
Total Affiliated Stock Funds: (Cost: $246,958,056)		281,991,180

	> Short-Term Investments 0.5%
5,569,606	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.15%)	5,569,606
Total Short-Term Investments: (Cost: $5,569,606)		5,569,606

Total Investments: 99.9% (Cost: $1,092,468,575)(c)		1,125,820,415	(d)

Cash and Other Assets Less Liabilities: 0.1%		605,805

Net Assets: 100.0%		$1,126,426,220

> Notes to Statement of Investments

(a)      An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2016, are as follows:

Security	Balance of Shares Held 12/31/15	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/16	Value	Dividend
Columbia Short Term Bond Fund, Class I Shares	33,379,127	8,403,132	8,089,641	33,692,618	$335,241,548	$568,150
Columbia Total Return Bond Fund, Class I Shares	18,493,046	4,571,959	4,596,637	18,468,368	168,431,517	950,333
Columbia U.S. Government Mortgage Fund, Class I Shares	30,509,848	7,627,238	7,443,780	30,693,306	167,585,452	925,926
Columbia Income Opportunities Fund, Class I Shares	17,570,413	3,612,202	3,473,059	17,709,556	167,001,112	1,938,290
Columbia Acorn International, Class I Shares	1,389,031	1,000,088	945,657	1,443,462	56,612,578	—
Columbia Contrarian Core Fund, Class I Shares	2,628,205	1,799,359	1,769,396	2,658,168	56,246,845	—
Columbia Dividend Income Fund, Class I Shares	3,143,436	1,933,932	1,976,539	3,100,829	56,093,991	336,651
Columbia Acorn Select, Class I Shares	1,752,426	1,404,730	1,291,678	1,865,478	28,560,462	—
Columbia Acorn Fund, Class I Shares	1,397,374	1,166,019	1,065,706	1,497,687	28,306,286	—
Columbia Select Large Cap Growth Fund, Class I Shares	1,625,974	1,631,931	1,387,643	1,870,262	28,128,743	—
Columbia Large Cap Enhanced Core Fund, Class I Shares	1,322,181	939,721	920,808	1,341,094	28,042,275	—
Total of Affiliated Transactions	113,211,061	34,090,311	32,960,544	114,340,828	$1,120,250,809	$4,719,350

The aggregate cost and value of these companies at March 31, 2016, was $1,086,898,969 and $1,120,250,809, respectively. Investments in affiliated companies represented 99.45% of the Fund’s total net assets at March 31, 2016.

(b)      Non-income producing security.

(c)       At March 31, 2016, for federal income tax purposes, the cost of investments was approximately $1,092,468,575 and net unrealized appreciation was $33,351,840 consisting of gross unrealized appreciation of $36,920,244 and gross unrealized depreciation of $3,568,404.

(d)      Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2015.

> Notes to Statement of Investments

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose NAVs are published each day.

CWAM’s Valuation Committee (the Committee) is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Affiliated Bond Funds	$838,259,629	$—	$—	$838,259,629
Total Affiliated Stock Funds	281,991,180	—	—	281,991,180
Total Short-Term Investments	5,569,606	—	—	5,569,606
Total Investments	$1,125,820,415	$—	$—	$1,125,820,415

There were no transfers of financial assets between levels during the period.

COLUMBIA ACORN EMERGING MARKETS FUNDSM

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2016

Number of Shares		Value
Equities: 96.0%
Asia 73.3%
	> China 13.1%
12,200,000	NewOcean Energy	$4,390,767
	Southern China Liquefied Petroleum Gas Distributor
14,400,000	Sihuan Pharmaceutical Holdings Group	4,120,995
	Chinese Generic Drug Manufacturer
4,380,000	Xinhua Winshare Publishing	3,799,019
	Sichuan Publisher, Distributor & Retailer
7,238,000	AMVIG Holdings	3,022,558
	Chinese Tobacco Packaging Material Supplier
96,453	BitAuto - ADR (a)	2,391,070
	Automotive Information Website for Buyers & Dealers
2,063,000	China Everbright International	2,303,814
	Municipal Waste Operator
1,275,000	TravelSky Technology	2,090,280
	Chinese Air Travel Transaction Processor
66,084	51job - ADR (a)(b)	2,049,926
	Integrated Human Resource Services
		24,168,429
	> Taiwan 12.6%
2,233,000	Far EasTone Telecom	5,001,192
	Mobile Operator in Taiwan
233,000	Silergy	3,181,035
	Chinese Provider of Analog & Mixed Digital Integrated Circuits
137,000	St. Shine Optical	2,793,425
	Disposable Contact Lens Original Equipment Manufacturer
248,000	Ginko International	2,473,693
	Contact Lens Maker in China
293,988	Advantech	2,160,379
	Industrial PC & Components
27,000	Largan Precision	2,092,746
	Mobile Device Camera Lenses & Modules
1,310,000	Vanguard International Semiconductor	2,046,599
	Semiconductor Foundry
496,000	Novatek Microelectronics	1,996,618
	Display-related Integrated Circuit Designer
185,000	Addcn Technology	1,494,308
	Largest Real Estate, Online Game Items & Auto Portal
		23,239,995
	> Korea 12.4%
192,387	ModeTour Network	5,063,647
	Travel Services
126,435	Koh Young Technology	4,515,584
	Inspection Systems for Printed Circuit Boards
30,938	Nongshim Holdings	4,101,381
	Holding Company of Food Conglomerate
95,600	Korea Investment Holdings	3,677,328
	Brokerage & Asset Management
7,200	KCC	2,617,808
	Paint & Housing Material Manufacturer
8,935	CJ Corp	1,527,700
	Holding Company of Korean Consumer Conglomerate
64,200	Sam Yung Trading	1,345,717
	Opthalmic Lenses
		22,849,165
	> India 11.4%
1,252,443	Zee Entertainment Enterprises	7,316,103
	Indian Programmer of Pay Television Content
987,198	Adani Ports & Special Economic Zone	3,691,049
	Indian Ports
510,298	Bharti Infratel	2,943,173
	Communications Towers
213,618	Amara Raja	2,830,974
	Indian Maker of Auto & Industrial Batteries, mostly for the Replacement Market
195,277	United Breweries	2,439,032
	Indian Brewer
363,631	TVS Motor	1,772,669
	Indian Maker of Scooters, Mopeds, Motorcycles & Three-wheelers
		20,993,000
	> Indonesia 8.1%
16,359,100	Link Net (a)	5,062,959
	Fixed Broadband & CATV Service Provider
59,073,000	MNC Sky Vision (a)	4,945,025
	Satellite Pay TV Operator in Indonesia
2,187,100	Matahari Department Store	3,026,434
	Department Store Chain in Indonesia
4,367,300	Tower Bersama Infrastructure (a)	1,914,793
	Communications Towers
		14,949,211
	> Philippines 4.5%
3,771,300	Puregold Price Club	2,981,329
	Supermarket Operator in the Philippines
32,000,000	RFM Corporation	2,884,466
	Flour, Bread, Pasta & Ice Cream Manufacturer/Distributor in the Philippines
44,882,000	Melco Crown (Philippines) Resorts (a)	2,465,591
	Integrated Resort Operator in Manila
		8,331,386
	> Hong Kong 3.5%
2,100,000	Vitasoy International	3,921,657
	Hong Kong Soy Food Brand
2,293,000	Value Partners	2,407,770
	Mutual Fund Management
		6,329,427

Number of Shares		Value
	> Singapore 3.2%
4,815,800	SIIC Environment (a)	$2,445,219
	Waste Water Treatment Operator
6,500,000	China Everbright Water (a)	2,388,731
	Waste Water Treatment Operator
488,000	Petra Foods	1,013,763
	Chocolate Manufacturer in Southeast Asia
		5,847,713
	> Thailand 2.5%
6,819,100	Samui Airport Property Fund	4,613,263
	Thai Airport Operator

	> Cambodia 2.0%
5,697,000	Nagacorp	3,650,719
	Casino & Entertainment Complex in Cambodia
Asia: Total		134,972,308

Other Countries 8.4%
	> South Africa 3.4%
973,864	Rand Merchant Insurance	2,745,388
	Directly Sold Property & Casualty Insurance; Holdings in other Insurers
497,334	Coronation Fund Managers	2,472,564
	South African Fund Manager
126,219	Famous Brands	999,407
	Quick Service Restaurant & Cafe Franchise System in Africa
		6,217,359
	> Egypt 2.1%
904,583	Commercial International Bank of Egypt	3,909,695
	Leading Private Universal Bank in Egypt

	> United States 1.6%
118,528	Bladex	2,870,748
	Latin American Trade Financing House

	> Canada 1.3%
285,904	Parex Resources (a)	2,410,510
	Canadian Listed Exploration & Production Company Operating in Colombia
Other Countries: Total		15,408,312

Latin America 7.3%
	> Mexico 6.1%
28,795	Grupo Aeroportuario del Sureste - ADR	4,324,145
	Mexican Airport Operator
3,456,900	Hoteles City Express (a)	4,251,808
	Leading Budget Hotel Operator in Mexico
2,309,000	Qualitas (a)	2,699,624
	Auto Insurer in Mexico & Central America
		11,275,577
	> Guatemala 1.2%
209,464	Tahoe Resources	2,099,881
	Silver & Gold Projects in Guatemala, Canada & Peru
Latin America: Total		13,375,458

Europe 7.0%
	> Finland 2.2%
223,246	Tikkurila	4,054,344
	Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe

	> Spain 1.3%
414,753	Prosegur	2,336,139
	Security Guards

	> Kazakhstan 1.2%
548,483	Halyk Savings Bank of Kazakhstan - GDR	2,303,629
	Retail Bank & Insurer in Kazakhstan

	> Sweden 1.2%
41,183	Millicom International Cellular	2,250,842
	Telecoms Operator in Latin America & Africa

	> United Kingdom 1.1%
369,998	PureCircle (a)(b)	2,015,370
	Natural Sweeteners
Europe: Total		12,960,324

Total Equities: 96.0% (Cost: $201,822,492)		176,716,402	(c)

Short-Term Investments 4.4%
8,064,798	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.25%)	8,064,798
Total Short-Term Investments: 4.4% (Cost: $8,064,798)		8,064,798

Securities Lending Collateral 0.3%
495,986	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.20%) (d)	495,986
Total Securities Lending Collateral: 0.3% (Cost: $495,986)		495,986

Total Investments: 100.7% (Cost: $210,383,276)(e)		185,277,186	(f)

Obligation to Return Collateral for Securities Loaned: (0.3)%		(495,986)

Cash and Other Assets Less Liabilities: (0.4)%		(820,998)

Net Assets: 100.0%		$183,960,202

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

> Notes to Statement of Investments

(a)      Non-income producing security.

(b)      All or a portion of this security was on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $475,229.

(c)       On March 31, 2016, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Hong Kong Dollar	$29,707,579	16.2
Taiwan Dollar	23,239,995	12.6
Korean Won	22,849,165	12.4
Indian Rupee	20,993,000	11.4
Indonesian Rupiah	14,949,211	8.1
U.S. Dollar	13,939,518	7.6
Other currencies less than 5% of total net assets	51,037,934	27.7
Total Equities	$176,716,402	96.0

(d)      Investment made with cash collateral received from securities lending activity.

(e)       At March 31, 2016, for federal income tax purposes, the cost of investments was approximately $210,383,276 and net unrealized depreciation was $25,106,090 consisting of gross unrealized appreciation of $16,293,738 and gross unrealized depreciation of $41,399,828.

(f)        Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of March 31, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$4,440,996	$130,531,312	$—	$134,972,308
Other Countries	5,281,258	10,127,054	—	15,408,312
Latin America	13,375,458	—	—	13,375,458
Europe	—	12,960,324	—	12,960,324
Total Equities	23,097,712	153,618,690	—	176,716,402
Total Short-Term Investments	8,064,798	—	—	8,064,798
Total Securities Lending Collateral	495,986	—	—	495,986
Total Investments	$31,658,496	$153,618,690	$—	$185,277,186

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the period ending March 31, 2016, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers out of Level 3	Balance as of March 31, 2016
Equities
Asia	$4,620,853	$—	$—	$—	$—	$—	$(4,620,853)	$—

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

Financial assets were transferred from Level 3 to Level 2 as trading resumed during the period. As a result, as of period end, the Committee determined to value the security under consistently applied procedures established by and under the general supervision of the Board.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Certain securities classified as Level 3 are valued by the Committee at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities or indices and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA ACORN EMERGING MARKETS FUNDSM

PORTFOLIO DIVERSIFICATION (UNAUDITED)

At March 31, 2016, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Information
Mobile Communications	$9,859,159	5.4
Entertainment Programming	7,316,103	4.0
Semiconductors & Related Equipment	7,224,251	3.9
Internet Related	5,935,304	3.2
Cable TV	5,062,959	2.8
Satellite Broadcasting & Services	4,945,025	2.7
Instrumentation	4,515,584	2.5
Telephone & Data Services	2,250,842	1.2
Computer Hardware & Related Equipment	2,160,379	1.2
Telecommunications Equipment	2,092,746	1.1
Business Software	2,090,280	1.1
	53,452,632	29.1
> Consumer Goods & Services
Food & Beverage	12,274,288	6.7
Retail	9,806,782	5.3
Travel	9,315,455	5.1
Casinos & Gaming	6,116,309	3.3
Other Durable Goods	4,603,643	2.5
Restaurants	999,407	0.5
	43,115,884	23.4
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	9,694,710	5.3
Conglomerates	5,629,082	3.1
Water	4,833,951	2.6
Other Industrial Services	3,691,049	2.0
Outsourcing Services	2,336,139	1.3
Waste Management	2,303,814	1.2
	28,488,745	15.5
> Finance
Banks	9,084,072	4.9
Insurance	5,445,011	3.0
Brokerage & Money Management	4,880,334	2.6
Diversified Finance Companies	3,677,328	2.0
	23,086,745	12.5
> Health Care
Medical Supplies	5,267,118	2.9
Pharmaceuticals	4,120,995	2.2
Medical Equipment & Devices	1,345,717	0.7
	10,733,830	5.8
> Other Industries
Transportation	8,937,408	4.9
	8,937,408	4.9
> Energy & Minerals
Oil Refining, Marketing & Distribution	4,390,767	2.4
Oil & Gas Producers	2,410,510	1.3
Mining	2,099,881	1.1
	8,901,158	4.8

Total Equities:	176,716,402	96.0
Short-Term Investments:	8,064,798	4.4
Securities Lending Collateral:	495,986	0.3
Total Investments:	185,277,186	100.7

Obligation to Return Collateral for Securities Loaned:	(495,986)	(0.3)
Cash and Other Assets Less Liabilities:	(820,998)	(0.4)
Net Assets:	$183,960,202	100.0

COLUMBIA ACORN EUROPEAN FUNDSM

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2016

Number of Shares		Value
Equities: 95.4%
Europe 95.4%
	> United Kingdom 29.7%
2,916,395	Assura	$2,224,184
	UK Primary Health Care Property
	Developer
36,126	Rightmove	2,184,917
	Internet Real Estate Listings
310,760	Regus	1,413,523
	Rental of Office Space in Full Service Business Center
91,690	Domino’s Pizza UK & Ireland	1,327,432
	Pizza Delivery in the UK, Ireland & Switzerland
99,283	Shaftesbury	1,299,042
	London Prime Retail REIT
22,547	Spirax Sarco	1,178,745
	Steam Systems for Manufacturing & Process Industries
479,111	Connect Group	1,094,115
	Newspaper & Magazine Distributor
188,450	Halfords	1,072,089
	UK Retailer of Leisure Goods & Auto Parts
81,340	Halma	1,064,855
	Health & Safety Sensor Technology
23,000	Croda International	1,003,895
	Oleochemicals & Industrial Chemicals
36,820	WH Smith	961,407
	Newsprint, Books & General Stationery Retailer
126,890	DS Smith	743,562
	Packaging
177,950	Ocado (a)	741,439
	Online Grocery Retailer
272,070	Rentokil Initial	690,864
	Pest Control, Washroom & Workwear Service Provider
58,000	Big Yellow	645,178
	UK Self Storage
137,840	Polypipe	631,929
	Manufacturer of Plastic Piping & Fittings
70,147	Abcam	594,417
	Online Sales of Antibodies
106,900	PureCircle (a)	582,282
	Natural Sweeteners
		19,453,875
	> Germany 13.0%
45,000	Wirecard (b)	1,705,143
	Online Payment Processing & Risk Management
27,360	Aurelius	1,665,612
	European Turnaround Investor
26,280	NORMA Group	1,472,174
	Clamps for Automotive & Industrial Applications
13,990	MTU Aero Engines	1,341,831
	Airplane Engine Components & Services
30,662	Elringklinger	840,333
	Automobile Components
10,400	Fielmann	789,338
	Retail Optician Chain
1,260	Rational	673,434
	Commercial Ovens
		8,487,865
	> Sweden 11.7%
86,210	Trelleborg	1,705,457
	Manufacturer of Sealing, Dampening & Protective Solutions for Industry
149,698	Unibet	1,699,217
	European Online Gaming Operator
86,220	Recipharm (b)	1,614,318
	Contract Development Manufacturing Organization
57,390	Mekonomen	1,420,921
	Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service
75,336	Sweco	1,237,930
	Engineering Consultants
		7,677,843
	> Finland 8.7%
88,511	Tikkurila	1,607,438
	Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe
139,522	Munksjo	1,547,930
68,560	Munksjo (c)	766,399
	Specialty Paper Maker
42,570	Konecranes	1,016,279
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
178,320	Sponda	750,768
	Office, Retail & Logistics Properties
		5,688,814
	> France 6.5%
36,566	AKKA Technologies	1,148,393
	Engineering Consultancy
46,450	Elior Group (b)	1,018,524
	Contract Caterer & Travel Concessionary
24,890	Bonduelle	732,699
	Producer of Canned, Deep-frozen & Fresh Vegetables
1,860	Eurofins Scientific	682,252
	Food, Pharmaceuticals & Materials Screening & Testing
20,641	Eutelsat	666,807
	Fixed Satellite Services
		4,248,675
	> Spain 6.3%
256,710	Prosegur	1,445,946
	Security Guards
238,830	Distribuidora Internacional de Alimentación	1,240,877
	Discount Retailer in Spain & Latin America

Number of Shares		Value
	> Spain—continued
12,910	Viscofan	$773,444
	Sausage Casings Maker
21,510	Bolsas y Mercados Españoles	693,901
	Spanish Stock Markets
		4,154,168
	> Netherlands 5.3%
39,930	Aalberts Industries	1,385,354
	Flow Control & Heat Treatment
14,660	Gemalto	1,083,804
	Digital Security Solutions
46,101	Brunel	970,741
	Temporary Specialist & Energy Staffing
		3,439,899
	> Denmark 4.5%
33,280	SimCorp	1,535,805
	Software for Investment Managers
14,360	William Demant Holding (a)	1,444,004
	Manufacture & Distribution of Hearing Aids & Diagnostic Equipment
		2,979,809
	> Switzerland 4.2%
3,347	Partners Group	1,345,344
	Private Markets Asset Management
2,200	Inficon	726,431
	Gas Detection Instruments
6,360	Panalpina Welttransport	710,378
	Air & Sea Freight Forwarding
		2,782,153
	> Italy 2.3%
12,930	Industria Macchine Automatiche	758,458
	Food & Drugs Packaging & Machinery
241,730	Hera	722,319
	Northern Italian Utility
1,008	Brembo	52,131
	Original Equipment, Racing & Aftermarket Brakes for the Automotive Industry
		1,532,908
	> Norway 2.2%
148,775	Atea	1,420,381
	Nordic IT Hardware/Software Reseller & Integrator

	> Belgium 1.0%
12,000	Melexis	652,699
	Analog & Custom IC Designer
Europe: Total		62,519,089

Total Equities: 95.4% (Cost: $56,567,041)		62,519,089	(d)

Short-Term Investments 6.2%

4,057,454	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.25%)	4,057,454

Total Short-Term Investments: 6.2% (Cost: $4,057,454)		4,057,454

Securities Lending Collateral 2.3%
1,481,300	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.20%) (e)	1,481,300

Total Securities Lending Collateral: 2.3% (Cost: $1,481,300)		1,481,300

Total Investments: 103.9% (Cost: $62,105,795)(f)		68,057,843	(g)

Obligation to Return Collateral for Securities Loaned: (2.3)%		(1,481,300)

Cash and Other Assets Less Liabilities: (1.6)%		(1,068,159)

Net Assets: 100.0%		$65,508,384

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a) Non-income producing security.

(b) All or a portion of this security was on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $1,415,614.

(c) Security is traded on a Swedish exchange.

> Notes to Statement of Investments

(d) On March 31, 2016, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$27,438,630	41.9
British Pound	19,453,875	29.7
Swedish Krona	8,444,242	12.8
Other currencies less than 5% of total net assets	7,182,342	11.0
Total Equities	$62,519,089	95.4

(e) Investment made with cash collateral received from securities lending activity.

(f) At March 31, 2016, for federal income tax purposes, the cost of investments was approximately $62,105,795 and net unrealized appreciation was $5,952,048 consisting of gross unrealized appreciation of $7,629,889 and gross unrealized depreciation of $1,677,841.

(g) Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of March 31, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$—	$62,519,089	$—	$62,519,089
Total Equities	—	62,519,089	—	62,519,089
Total Short-Term Investments	4,057,454	—	—	4,057,454
Total Securities Lending Collateral	1,481,300	—	—	1,481,300
Total Investments	$5,538,754	$62,519,089	$—	$68,057,843

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

COLUMBIA ACORN EUROPEAN FUNDSM

PORTFOLIO DIVERSIFICATION (UNAUDITED)

At March 31, 2016, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	$7,471,451	11.4
Machinery	5,825,522	8.9
Outsourcing Services	5,669,468	8.6
Other Industrial Services	3,972,390	6.1
Conglomerates	3,050,966	4.6
Construction	631,929	1.0
	26,621,726	40.6
> Consumer Goods & Services
Retail	5,436,733	8.3
Restaurants	2,345,957	3.6
Food & Beverage	2,088,424	3.2
Consumer Goods Distribution	1,883,454	2.9
Casinos & Gaming	1,699,217	2.5
Other Durable Goods	52,131	0.1
	13,505,916	20.6
> Information
Internet Related	2,184,917	3.3
Financial Processors	1,705,143	2.6
Business Software	1,535,805	2.3
Computer Services	1,420,381	2.2
Computer Hardware & Related Equipment	1,083,804	1.7
Instrumentation	1,064,855	1.6
Satellite Broadcasting & Services	666,807	1.0
Semiconductors & Related Equipment	652,699	1.0
	10,314,411	15.7
> Other Industries
Real Estate	3,620,129	5.5
Transportation	743,562	1.2
Regulated Utilities	722,319	1.1
	5,086,010	7.8
> Health Care
Pharmaceuticals	1,614,318	2.5
Medical Equipment & Devices	1,444,004	2.2
Medical Supplies	594,417	0.9
	3,652,739	5.6
> Finance
Brokerage & Money Management	1,345,344	2.0
Diversified Financial Companies	1,299,042	2.0
Financial Processors	693,901	1.1
	3,338,287	5.1

Total Equities:	62,519,089	95.4
Short-Term Investments:	4,057,454	6.2
Securities Lending Collateral:	1,481,300	2.3
Total Investments:	68,057,843	103.9

Obligation to Return Collateral for Securities Loaned:	(1,481,300)	(2.3)
Cash and Other Assets Less Liabilities:	(1,068,159)	(1.6)
Net Assets:	$65,508,384	100.0

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	May 19, 2016

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer

Date	May 19, 2016